Stock-Based Compensation - Summary of Assumptions Used to Grant Date Fair Value Of Stock Options Granted (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.17%	4.18%	4.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option term (in years)	6 years 14 days	5 years 10 months 17 days	6 years 14 days
Expected stock price volatility	91.11%	91.99%	87.00%